Consolidated Statements of Profit or Loss (Parentheticals) - € / shares	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Class A
Diluted weighted average shares outstanding	5,203,562	[1]	2,850,000	[1]	2,850,000
Diluted (loss) earnings per share	€ (0.21)		€ (0.03)		€ 0.00
Class B
Diluted weighted average shares outstanding	7,093,011	[1]	100,000	[1]	100,000
Diluted (loss) earnings per share	€ (0.21)		€ (0.03)		€ 0.00

[1]	The share amounts are presented on a retrospective basis for founder shares.